PRINCIPAL® PIVOT SERIES VARIABLE ANNUITY

SUMMARY PROSPECTUS FOR NEW INVESTORS

Summary Prospectus dated May 1, 2026
This Summary Prospectus for New Investors (“Summary Prospectus”) describes Principal ® Pivot Series Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B.
This Summary Prospectus summarizes key features of the Contract. Before you invest, you should also review the prospectus for the Contract (the “Expanded Prospectus”), which contains more information about the Contract’s features, benefits, and risks. You can find this document and other information about the Contract online at www.principal.com/PivotSeriesReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to https://www/annuityinternet@principal.com.
You may cancel your Contract within 15 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract accumulated value. You should review this Expanded Prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
The Contract is a complex investment and involves risks, including potential loss of principal and accumulated earnings. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Full and partial surrenders could result in surrender charges, taxes, and tax penalties. Our obligations under the Contract are subject to our financial strength and claims-paying ability.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at https://www.investor.gov.

Initial Summary Prospectus Contents

Special Terms	2
Overview of the Contract	5
Key Information Table	7
Benefits Under the Contract	8
Buying the Policy	11
Additional Information about Fees	16
Making Withdrawals: Accessing the Money in Your Contract	19
Appendix: Investment Options Available under the Contract	20

SPECIAL TERMS
The terms defined below are used throughout this prospectus.
Accumulated Value – the sum of the values in the Separate Account Divisions.
Anniversary(ies) - the same day and month of each year following the Contract Date.
Annuitant – the person, including any Joint Annuitant, on whose life the annuity benefit payment and deferred income payment, as applicable, is based. This person may or may not be the Owner.
Annuitization - application of a portion or all of the Accumulated Value to an annuity benefit payment option to make income payments.
Annuitization Date – the date all of the Owner’s Accumulated Value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among Your Separate Account Divisions on a set schedule to maintain a specified percentage in each Separate Account Division.
Contract Date – the date the Contract becomes effective and is used to determine Contract Years.
Contract Year – the one-year period beginning on the Contract Date and ending one day before the contract Anniversary and any subsequent one-year period beginning on a contract Anniversary (for example, if the Contract Date is February 5, 2021, the first contract year ends on February 4, 2022, and the first contract Anniversary falls on February 5, 2022).
Data Page – that portion of the Contract which contains the following: Owner and Annuitant data (names, gender, Annuitant age); the Contract Date; maximum Annuitization Date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Deferred Income Transfers – moving a portion of Your Accumulated Value to purchase a deferred income payment option.
Division(s) – refer to the term “Separate Account Division” in this Glossary.
General Account – assets of the Company other than those allocated to any of Our Separate Accounts.
Home Office – Company’s corporate headquarters located at Principal Financial Group, 711 High Street Des Moines, Iowa 50392-1770.
Investment Options – the Separate Account Divisions.
Joint Annuitant – an Annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the Annuitant means the death of the first Annuitant to die.
Joint Owner - an Owner who has an undivided interest with the right of survivorship in this Contract with another Owner. Any reference to the death of the Owner means the death of the first Owner to die.

Non-Qualified Contract – a contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
Notice – any form of communication received by Us, at the Home Office, either in writing or in another form approved by Us in advance.
Your notices may be mailed to Us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382
Owner – owns all the rights and privileges of this Contract (includes a Joint Owner, if any). If the owner is not a natural person, the owner must be an entity with its own taxpayer identification number.
Premium Payments – the total amount you contributed to the Contract.
Separate Account Division (Division(s)) – a part of the Separate Account that invests in shares of an Underlying Mutual Fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account Division Value – the sum of all Divisions’ values; each Division’s value is determined by multiplying the number of Units in that Division by the Unit Value of that Division.
Surrender - the withdrawal of all or part of the Accumulated Value of Your Contract.
Surrender Charge – the charge deducted upon certain partial Surrenders or total Surrender of the Contract Accumulated Value before the Annuitization Date.
Surrender Value – the Accumulated Value minus any applicable Surrender Charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
Transfer – moving all or a portion of Your Accumulated Value to or from one investment option or among several Investment Options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a series or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to determine Your proportionate interest in a Division.
Unit Value – a measure used to determine the value of an investment in a Division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the Owner of this Contract, including any Joint Owner.

OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through payments under the Flexible Pension Builder Rider (if applicable) or payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits (including a choice from two optional enhanced death benefits) to protect your designated beneficiaries.
This Contract may be appropriate for you if you have a long term investment horizon, want possible tax-deferred growth, want a death benefit, or want to protect against the risk of you or your spouse outliving your income.
Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.
Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your premium payments and accumulated value to a selection of variable investment options, which are the Separate Account divisions. Each division invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

Additional information about the underlying mutual funds in which the divisions invest is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
For those owners with the Flexible Pension Builder rider, the owner may move all or a portion of his or her accumulated value to a deferred income payment option during the accumulation phase. Making such a deferred income transfer results in amounts in your Contract being moved from the divisions to the General Account. See 10. BENEFITS UNDER THE CONTRACT - Flexible Pension Builder Rider.
Annuitization Period
Any time after the first contract year, you can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value any time after the first contract year. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (except any rights under the Flexible Pension Builder rider, if applicable) terminate when you annuitize your entire accumulated value, and you will be unable to make withdrawals from the Contract.
See 9. ANNUITY PERIOD.
Contract Features
This Contract is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The Contract’s primary features include: a death benefit (without surrender charges), including two optional death benefits from which you can choose one for an extra charge; the ability to annuitize the Contract, which provides a fixed stream of income payments; and a Flexible Pension Builder rider (automatically included with Contract for people of certain ages).
Death Benefit
•    The standard death benefit is the accumulated value.
•    At the time the application is signed, you may select one of the following optional death benefit riders if the oldest owner is younger than age 80 (for applications signed before April 1, 2017, the age is 71):
1. Return of Premium Death Benefit Rider - the death benefit under this rider is the greater of:
(a) the standard death benefit; or

(b) the total of premium payments.
2. Annual Step-Up Death Benefit Rider - the death benefit under this rider is the greatest of:
(a) the standard death benefit; or
(b) the total of premium payments; or
(c) the highest accumulated value on any Contract anniversary prior to the lock-in date (for more information on the lock-in date, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit).
These death benefit amounts will be adjusted for premium payments, partial surrenders, partial annuitizations, and deferred income transfers.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
Annuity Benefit Payments
•    You may choose from several fixed annuity benefit payment options which are described in 9. ANNUITY PERIOD.
•    Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 9. ANNUITY PERIOD and 14. TAXES.
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
The Flexible Pension Builder Rider can provide you with a stream of income payments that will start at a date in the future that you select. Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered after the 10 day cancellation period; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•    the owner and annuitant are the same (except for a non-natural owner);
•    the Contract does not have joint owners and/or joint annuitants; and
•    for qualified contracts, the issue age is less than 67.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
Tax Treatment
Your premium payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when: you make a withdrawal; you receive an income payment; or a death benefit is paid.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family.

If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
•total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers.
KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

For applications signed on or after April 6, 2017
If you withdraw money from your Contract within five contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% For example, if you make an early withdrawal within the first five contract years of making a premium payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

For applications signed before April 6, 2017
If you withdraw money from your Contract within seven Contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
4. FEE TABLE 7. CHARGES – Transaction Fees
Are There Ongoing Fees and Expenses?

Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.

ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
1. Base contract[1] For applications signed on or after May 1, 2018	0.75%	0.75%	4. FEE TABLE 7. CHARGES
2. Investment options (underlying mutual fund fees and expenses)[2]	0.45%	2.50%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
3. Optional benefit available for an additional charge[3]	0.35%	0.45%

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,086	HIGHEST ANNUAL COST $3,019
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrenders from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (i.e., the divisions of the Separate Account).

•  Each investment option has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options you may choose.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

• We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•We reserve the right to restrict the investment options available under the optional death benefit riders.

•We reserve the right to impose additional restrictions on premium payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There any Restrictions on Contract Benefits?
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits, living death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.

•Deferred income transfers under the Flexible Pension Builder Rider are treated as partial surrenders under the Contract, which may significantly reduce Policy benefits.

•Certain optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Optional Death Benefit Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Flexible Pension Builder Rider

	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
7. Charges Distribution of the Contract 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Should I Exchange My Contract?
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries

BENEFITS AVAILABLE UNDER THE CONTRACT
Depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. See 8. GENERAL DESCRIPTION OF THE CONTRACT - FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.	Standard when: • Owner and annuitant are same; and • Contract doesn’t have joint owners or joint annuitants; and • For qualified contract, issue age is less than 67.	No Additional Fee	No Additional Fee	•Can’t make deferred income transfers until after second Contract anniversary. •Minimum initial deferred transfer: $5,000. •Minimum subsequent deferred transfer(s): $1,000.
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.	Standard	No Additional Fee	No Additional Fee	Withdrawals could significantly reduce the benefit.
Return of Premium Death Benefit For applications signed on or after April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.50% (of the average quarterly accumulated value)	0.35% (of the average quarterly accumulated value)	Certain age limitations apply.
Annual Step-Up Death Benefit For applications signed on or after April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.60% (of the average quarterly accumulated value)	0.45% (of the average quarterly accumulated value)	Certain age limitations apply.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	Can be elected quarterly, semi-annually or annually.
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has critical need. •Critical need did not exist before contract date.

BUYING THE CONTRACT
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Premium Payments
•The initial premium payment must be at least $5,000 for non-qualified contracts.
•The initial premium payment must be at least $2,000 for all other contracts.
•If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
•All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.
•Subsequent premium payments must be at least $500 and can be made until the annuitization date.
•Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers’ checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.
•The Company reserves the right to increase the minimum amount for each premium payment with thirty days advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal Life Insurance Company deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
•Additional premium restrictions may apply to Contracts with a guaranteed minimum withdrawal benefit rider in force. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT in the Expanded Prospectus.
•Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT
Surrenders and Withdrawals (“surrenders”)
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at the following address (or by contacting us as set forth in 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Telephone and Internet Services in the Expanded Prospectus):

Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted ((see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments in the Expanded Prospectus. Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES in the Expanded Prospectus). Surrenders may be subject to a surrender charge (see 7. CHARGES in the Expanded Prospectus)).
ADDITIONAL INFORMATION ABOUT FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer accumulated value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES in the Expanded Prospectus.
(2) Surrender charge (as a percentage of amounts surrendered):

For applications signed on or after April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value) For applications signed on or after May 1, 2018	0.75%	0.75%
Optional Benefit Expenses (as a percentage of the average quarterly accumulated value) Return of Premium Death Benefit Rider For applications signed on or after April 6, 2017	0.50%	0.35%
Annual Step-up Death Benefit Rider For applications signed on or after April 6, 2017	0.60%	0.45%

Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.45%	2.5%
Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the divisions of the Separate Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $9,898	3 years $18,955	5 years $26,247	10 years $45,621
If you annuitize at the end of the applicable time period:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621
If you do not surrender your Contract:	1 year $4,472	3 years $13,474	5 years $22,557	10 years $45,621

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at http://www.principal.com/PivotSeriesReport.You can also request this information at no cost by calling 1-800-852-4450, or by sending a request to annuityinternet@principal.com.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Global Small/Mid Stock	ALPS Variable Investment Trust ALPS Global Opportunity Portfolio Class III [2]	ALPS Advisors, Inc./ Morningstar Investment Management, LLC	2.11%	1.36%	6.30%	9.36%
Moderate Allocation	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 4 [1,13]	Capital Research and Management Company	1.15%	14.33%	0.23%	6.96%

Large Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Moderate Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund Class P2 [3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	0.90%	11.67%	6.43%	7.17%
Moderately Aggressive Allocation	American Funds Insurance Series® Managed Risk Growth Fund Class P2 [3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	0.93%	13.41%	7.96%	11.74%
Global Allocation	American Funds Insurance Series® Managed Risk EUPACFund Class P2 [1,3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	1.06%	15.09%	-0.29%	2.90%
International Equity	American Funds Insurance Series® New World Fund ® Class 4 [1,2]	Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 4 [1,2]	Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%

Moderate Allocation	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]	BlackRock Advisors, LLC	0.33%	15.37%	7.05%	8.45%
Mid-Cap Blend	BlackRock Variable Series Funds, Inc. Advantage SMID Cap V.I. Fund Class III [2]	BlackRock Advisors, LLC	0.80%	10.87%	6.77%	10.85%
Global Allocation	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III [2]	BlackRock Advisors, LLC/ BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1,2]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Fixed Income	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1,2]	Calvert Research and Management	0.68%	30.64%	8.31%	7.63%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.57%	6.64%	-0.68%	1.62%

Large Growth	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.74%	20.10%	14.45%	18.79%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.6%	12.23%	5.62%	9.08%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.53%	6.92%	8.55%	10.13%
Small Value	Columbia Funds Variable Insurance Trust Small Cap Value Discovery Fund Class 2 [1,2,14]	Columbia Wanger Asset Management, LLC	1.05%	14.66%	12.19%	11.20%
Short-Term Bond	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,15]	Columbia Management Investment Advisers, LLC	0.66%	6.00	1.90	2.94
Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B [3]	DWS Investment Management Americas, Inc./ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%

Convertibles	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ SSGA Funds Management, Inc.	0.90%	15.79%	2.91%	8.89%
Small Blend	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB	Equitable Investment Management Group, LLC/ GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Small Growth	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ Lord, Abbett & Co. LLC	1.15%	16.42%	4.31%	12.26%
Global Large - Stock Blend	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB [2]	Equitable Investment Management Group, LLC/ AXA Investment Managers US Inc.	1.10%	13.95%	10.21%	10.74%
Large Blend	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB	Equitable Investment Management Group, LLC/ BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%

Foreign Large Growth	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.97%	20.05%	6.35%	7.66%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%
Other - Health	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.84%	14.10%	3.92%

Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Target-Date 2020	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2020 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.69%	12.99%	4.57%	7.11%
Target-Date 2030	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2030 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.71%	15.16%	5.98%	8.61%
Target-Date 2040	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2040 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.82%	18.44%	8.73%	10.59%
Target-Date 2050	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2050 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.85%	19.50%	9.15%	10.81%

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	3.86%	2.90%	1.83%
Global Real Estate	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1,2]	Franklin Advisers, Inc.	1.25%	7.93%	2.36%	3.03%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 4 [2]	Franklin Advisers, Inc.	0.82%	12.40%	7.54%	7.19%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 4 [2]	Franklin Advisers, Inc.	0.99%	11.70%	9.38%	11.98%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%

Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 4 [1,2]	Templeton Asset Management, Ltd.	0.85%	15.56%	-1.05%	-0.25%
Mid-Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Service Shares [1,2]	Goldman Sachs Asset Management, L.P.	1.06%	9.13%	9.77%	9.75%
Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Service Shares [1,2]	Goldman Sachs Asset Management, L.P.	1.06%	15.82%	10.19%	10.57%
Bank Loan	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1,2]	Guggenheim Partners Investment Management, LLC	1.15%	3.57%	4.56%	4.12%
Tactical Allocation	Invesco Variable Insurance Funds Invesco V.I. Balanced-Risk Allocation Fund Series II [1,2,3]	Invesco Advisers, Inc.	1.13%	8.69%	2.27%	4.91%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series II	Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%

Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	1.06%	8.97%	-0.40%	9.11%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1,2]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1,2]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [2,7]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1,2]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class S [6]	Neuberger Berman Investment Advisers, LLC	1.12%	13.43%	12.54%	12.66%
Aggressive Allocation	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,10]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	18.53%	9.15%	9.99%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	12.59%	5.26%	6.10%
Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.81%	9.76%	4.09%	4.77%

Moderately Aggressive Allocation	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,11]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	17.74%	8.30%	9.12%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [12]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.78%	14.87%	6.66%	7.63%
Balance/ Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Advisor Class [1,2,3]	Pacific Investment Management Company, LLC	2.23%	14.19%	5.49%	6.67%
Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio M Class	Pacific Investment Management Company, LLC	1.06%	18.70%	10.24%	6.22%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class	Pacific Investment Management Company, LLC	0.76%	5.42%	1.47%	1.69%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%

Large Growth	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1]	Principal Global Investors, LLC	0.90%	9.32%	9.56%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Bond Plus Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,9]	Principal Global Investors, LLCT	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,8]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 2	Principal Global Investors, LLC	0.73%	15.25%	9.94%	11.24%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1 [6]	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]	Principal Global Investors, LLC/ Brown Advisory, LLC Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 2	Principal Global Investors, LLC	0.45%	17.31%	13.85%	14.22%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2	Principal Global Investors, LLC	0.78%	1.52%	8.06%	12.30%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 2	Principal Global Investors, LLC	0.88%	13.22%	13.53%	14.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [3,6]	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1 [3,6]	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [3,6]	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [3,6]	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 2	Principal Global Investors, LLC/ Principal Real Estate investors, LLC	1.03%	0.92%	4.61%	5.67%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 2	Principal Global Investors, LLC	1.10%	14.78%	6.02%	9.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 2 [3]	Principal Global Investors, LLC	0.93%	13.65%	6.99%	8.01%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 2 [3]	Principal Global Investors, LLC	0.92%	11.28%	4.78%	6.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 2 [3]	Principal Global Investors, LLC	0.97%	15.31%	8.74%	9.67%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 2 [3]	Principal Global Investors, LLC	0.90%	9.61%	3.31%	4.85%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 2 [3]	Principal Global Investors, LLC	1.00%	16.61%	9.88%	10.69%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.98%	11.95%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	12.74%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLCT.	1.00%	13.26%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	13.10%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%
Commodities Broad Basket	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.73%	4.89%	12.80%	4.76%

Systematic Trend	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	2.18%	3.65%	3.94%	1.27%
Multistrategy	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.75%	1.25%	1.23%	1.62%
Large Growth	Rydex Variable Trust NASDAQ-100® Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.76%	19.04%	13.32%	17.60%
Large Growth	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio - II II Class	T. Rowe Price	1.00%	18.43%	11.41%	15.25%
Equity - Precious Metals	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1,2]	VanEck Associates Corporation	1.30%	164.43%	20.00%	20.89%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Event Driven	Virtus Variable Insurance Funds The Merger Fund® VL [1,2]	Virtus Investment Advisers, LLC/ Westchester Capital Management	1.43%	8.54%	3.64%	4.37%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
4. This Fund is not available in the state of New York.

5. This Fund may not be available through all broker-dealers.
6.. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
7. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
8. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
9. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
10.. Prior to May 1, 2026, the name of this fund was the TOPS ® Aggressive Growth ETF Portfolio.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Growth ETF Portfolio.
12.. Prior to May 1, 2026, the name of this fund was the TOPS ® Moderate Growth ETF Portfolio.
13. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series Global Small Capitalization fund.
14. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Small Cap Value Fund.
15. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Limited Duration Credit Fund.

The name of the Contract is Principal® Pivot Series Variable Annuity. The EDGAR contract identifier number for the Contract is C000145948.